Inventories - Summary of Inventories (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Current raw materials and current production supplies [abstract]
Raw materials		€ 1,142	€ 1,149
Work-in-progress	[1]	128	109
Finished goods		1,472	1,803
Total inventories at the lower of cost and net realisable value		€ 2,742	€ 3,061

[1]	Work-in-progress includes €2 million (2018: €3 million) in respect of the cumulative costs incurred, net of amounts transferred to cost of sales under percentage-of-completion accounting, for construction contracts in progress at the balance sheet date.